RIGHT-OF-USE ASSETS AND LEASES - Other Lease Related Items (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
RIGHT-OF-USE ASSETS AND LEASES
Short-term lease expense	$ 236
Variable lease expense	45
Leases with residual value guarantees	0
Cash outflow for leases	$ 464